UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

        Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$732,817
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,911,541

		2,644,358
Alaska — 0.5%
Alaska Housing Finance Corp., Refunding RB, Series A, 4.13%, 12/01/37	580	521,814
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	887,995

		1,409,809
Arizona — 1.5%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,100	1,102,277
Phoenix Civic Improvement Corp., Refunding RB, AMT, 5.00%, 7/01/32	1,000	1,008,520
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,300	1,372,904
5.00%, 10/01/29	925	964,784

		4,448,485
California — 19.5%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	7,150	7,604,525
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (a):
5.86%, 8/01/37	2,100	524,622
5.90%, 8/01/38	4,800	1,121,472
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	550,250
Sutter Health, Series A, 5.00%, 8/15/52	1,235	1,176,090
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,096,900
California Health Facilities Financing Authority, Refunding RB, Saint Joseph’s Health System, Series A, 5.00%, 7/01/37	945	942,345
California State Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	615	608,961
California State University, RB, Systemwide Series A:
5.50%, 11/01/39	1,000	1,075,630
(AGC), 5.25%, 11/01/38	3,000	3,159,900
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,290	1,274,417
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	728,735
Coast Community College District, GO, CAB, Election of 2002, Series C, 4.74%, 8/01/31 (b)	1,800	1,855,332
East Side Union High School District, GO, CAB (AGM), 5.04%, 8/01/29 (a)	15,000	6,760,350
El Monte Union High School District, GO, Series C, 5.25%, 6/01/28	4,000	4,215,760
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/14 (c)	2,770	2,915,342
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,200	2,290,794
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/13 (c)	825	831,625
Monterey Peninsula Community College District, GO, CAB, Series C, 5.28%, 8/01/28 (a)	11,975	5,479,999
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, 6.00%, 8/01/43 (b)(d)	5,000	2,192,750
San Diego Community College District California, GO, CAB, Election of 2006 (a):
5.88%, 8/01/31	1,855	653,609
5.92%, 8/01/32	2,320	765,739

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego County Water Authority, COP, Refunding, Series (AGM), 5.00%, 5/01/38	$2,015	$2,043,553
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 5.74%, 7/01/38 (a)	1,400	341,768
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 5.41%, 7/01/31 (a)	1,110	426,540
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	642,787
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	615,510
5.00%, 8/01/38	490	500,035
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	900	911,988
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,500	1,518,840
Ventura County Community College District, GO, Series B (NPFGC), 5.00%, 8/01/30	675	709,256
Yosemite Community College District, GO, CAB, Election of 2004, Series D (a):
5.74%, 8/01/36	2,000	544,180
5.77%, 8/01/37	2,790	712,371

		56,791,975
Colorado — 1.0%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 5.89%, 9/01/32 (a)	5,500	1,816,595
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,049,420

		2,866,015
Florida — 11.1%
Broward County School Board of Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,000	1,051,990
City of Jacksonville Transportation, Refunding RB, Series A, 5.00%, 10/01/30	250	261,200
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	7,875	8,034,547
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	881,273
5.38%, 10/01/32	1,100	1,113,574
County of Miami-Dade Florida, RB, Jackson Health System (AGC), 5.63%, 6/01/34	900	922,599
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	10,300	9,871,314
Subordinate Special Obligation, Series B, 5.00%, 10/01/37	1,340	1,312,302
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,567,352
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	620,934
Hillsborough County Aviation Authority Florida, RB, Series A (AGC), 5.38%, 10/01/33	3,250	3,424,720
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, AMT, 5.63%, 7/01/39	250	257,005
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	1,800	1,999,350

		32,318,160
Georgia — 7.4%
Burke County Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,043,310
City of Atlanta Georgia Department of Aviation, Refunding ARB, General, Series B (AGM), 5.25%, 1/01/33	5,000	5,142,200

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, 5.00%, 1/01/33	$15,000	$15,387,900

		21,573,410
Illinois — 19.2%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	2,050	2,114,780
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	515	527,175
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, AMT:
Series A, 5.75%, 1/01/39	2,000	2,080,600
Series B-2 (AGM), 5.75%, 1/01/23	5,200	5,302,388
Series B-2 (Syncora), 6.00%, 1/01/29	2,200	2,234,694
City of Chicago Illinois, GO:
CAB, City Colleges (NPFGC), 5.47%, 1/01/31 (a)	8,370	3,269,908
Park District, Harbor Facilities Revenues, Series C, 5.25%, 1/01/37	4,000	4,159,120
Park District, Harbor Facilities Revenues, Series C, 5.25%, 1/01/40	500	517,665
City of Chicago Illinois, GARB, Refunding O’Hare International Airport, General, Third Lien, Series C-2 (AGM), 5.25%, 1/01/30	2,000	2,002,100
City of Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,692,650
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	250	255,557
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	285	292,379
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	427,564
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	2,070	2,152,138
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,175	19,290,581
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 5.88%, 12/15/36 (a)	10,000	2,580,800
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM):
4.25%, 6/15/42	2,000	1,779,480
6.15%, 6/15/44 (a)	2,980	459,278
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	627,405
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,208,580
State of Illinois, GO:
5.50%, 7/01/33	710	719,166
5.50%, 7/01/38	380	383,158

		56,077,166
Indiana — 2.1%
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	1,000	1,025,280
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	770	723,407
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	445	398,173
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	350	355,393
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project Series A:
5.75%, 1/01/38	2,000	2,112,020
(AGC), 5.50%, 1/01/38	1,575	1,649,907

		6,264,180
Iowa — 3.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,925	5,177,850
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,300	1,390,909
5.70%, 12/01/27	1,305	1,387,554

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.80%, 12/01/29	$795	$840,625
5.85%, 12/01/30	960	1,014,317

		9,811,255
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,104,340
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A:
5.00%, 2/01/43	1,235	1,216,265
4.00%, 2/01/48	1,235	1,017,912
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,260,572
Terrebonne Levee & Conservation District, RB, Public Improvement Sales Tax Bonds, 5.00%, 7/01/38	310	306,503

		3,801,252
Maine — 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT, 4.25%, 11/15/27	290	283,600
Massachusetts — 3.5%
Massachusetts HFA, Refunding RB, AMT Series C:
5.00%, 12/01/30	5,000	5,083,550
5.35%, 12/01/42	975	995,982
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,110	1,153,479
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,878,362

		10,111,373
Michigan — 5.4%
City of Detroit Michigan, Refunding RB, Sewage Disposal System (BHAC):
Second Lien, Series E, 5.75%, 7/01/31	2,200	2,212,496
Series A, 5.50%, 7/01/36	4,500	4,503,240
City of Detroit Michigan Water Supply System, RB, Second Lien Series B (AGM):
6.25%, 7/01/36	350	355,254
7.00%, 7/01/36	200	209,612
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	1,700	1,814,427
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39 (d)	1,000	989,820
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	623,952
Series II-A, 5.38%, 10/15/36	1,000	1,048,920
Series II-A (AGM), 5.25%, 10/15/36	1,900	1,978,204
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	825	851,944
Michigan Strategic Fund, Refunding RB, Detriot Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,000	1,000,030

		15,587,899
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	2,073,204
Missouri — 0.5%
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/44	1,580	1,521,856
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	2,653,657

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 2.0%
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	$1,700	$1,760,724
Subordiante Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,250	1,280,137
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700	2,703,537

		5,744,398
New Jersey — 4.1%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	85	88,917
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,891,754
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	500	530,020
5.50%, 12/01/26	350	367,763
5.75%, 12/01/28	200	209,966
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,070	984,560
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	750	761,835
New Jersey Transportation Trust Fund Authority, RB, Transportation, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,651,384
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	400	412,112

		11,898,311
New York — 3.5%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	610	647,643
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,330,032
New York State HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,835	2,885,605
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	1,820	1,856,255
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT, 4.50%, 4/01/37	1,460	1,363,114

		10,082,649
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	520	489,762
Ohio — 1.0%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A, 5.00%, 5/01/42	650	634,452
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	525,076
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	310	310,949
Ohio State Turnpike Commission, RB, Junior Lien Infrastructure Project, Series A-1 (d):
5.25%, 2/15/32	610	637,450
5.25%, 2/15/33	850	884,926

		2,992,853
Pennsylvania — 2.6%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,235	2,244,365
Pennsylvania Turnpike Commission, RB, Special Motor License Fund:
Subordinate, 6.00%, 12/01/36	500	557,270
Subordinate, 5.50%, 12/01/41	2,245	2,363,693
Sub-Series A, 5.00%, 12/01/43	1,000	1,011,840
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,390,714

		7,567,882

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	$620	$606,583
6.38%, 8/01/39	2,755	2,806,409
5.50%, 8/01/42	350	325,633
6.00%, 8/01/42	2,500	2,496,575
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 6.60%, 8/01/41 (a)	10,000	1,622,000
CAB, Series C, 6.50%, 8/01/38 (a)	4,070	822,425
CAB, Series C, 6.54%, 8/01/39 (a)	5,000	938,250
First Sub-Series C, 6.00%, 8/01/39	725	724,050

		10,341,925
South Carolina — 1.3%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	110,903
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,561,656

		3,672,559
Tennessee — 0.4%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,000	1,057,500
Texas — 11.9%
City of San Antonio Texas, RB, Texas Electric & Gas Systems, Junior Lien, 5.00%, 2/01/38	500	517,980
Dallas-Fort Worth International Airport, RB:
Series A (NPFGC), 5.50%, 11/01/33	5,000	5,043,100
Series D, 5.00%, 11/01/42	1,140	1,076,422
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,176,190
Mansfield ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,139,465
Midland County Fresh Water Supply District No. 1, Refunding RB, CAB, City of Midland Project, Series A, 5.12%, 9/15/36 (a)	1,850	574,832
North Texas Tollway Authority, Refunding RB:
5.75%, 1/01/40	3,600	3,834,036
First Tier, Series A (NPFGC), 6.00%, 1/01/28	2,415	2,723,178
First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,598,798
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	5,620	4,696,859
CAB, 5.00%, 9/15/35 (a)	2,275	762,444
CAB, 5.04%, 9/15/36 (a)	3,875	1,225,856
CAB, 5.07%, 9/15/37 (a)	17,775	5,307,970
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/31	1,030	982,301

		34,659,431
Vermont — 0.5%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (e)	1,305	1,341,318
Washington — 2.8%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,400	1,452,864
Washington Health Care Facilities Authority, RB:
Multicare Health System, Series B, 5.00%, 8/15/44	3,000	2,939,700
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	982,740
Providence Health & Services, Series A, 5.25%, 10/01/39	550	557,365
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services:
Series A, 5.00%, 10/01/42	205	201,281
Series D, 5.25%, 10/01/33	2,000	2,096,780

		8,230,730
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	1,200	1,219,320
Total Municipal Bonds — 113.9%		331,640,632

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Arizona — 1.0%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	$1,000	$1,046,450
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,750	1,797,390

		2,843,840
California — 3.4%
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	4,330	4,508,699
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	1,699	1,967,242
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	397,226
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	3,030	3,145,928

		10,019,095
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (g)	780	840,570
5.00%, 2/01/41	2,999	2,971,930

		3,812,500
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	855	958,213
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (g)	1,580	1,769,701
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,235,070

		4,962,984
Florida — 12.9%
City of Tallahassee Florida, RB, (NPFGC), 5.00%, 10/01/37	4,000	4,017,640
County of Miami-Dade Florida, RB, Water and Sewer System, 5.00%, 10/01/39	6,901	6,991,549
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax, 5.00%, 7/01/42	1,540	1,557,618
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	4,544,232
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37 (g)	1,189	1,231,561
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (e)	4,000	4,187,160
Miami-Dade County Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,134,272
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,394	3,597,808
(NPFCG), 5.00%, 8/01/31	9,000	9,259,200

		37,521,040
Hawaii — 1.8%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (c)	5,000	5,217,800
Illinois — 10.2%
City of Chicago Illinois, RB, Motor Fuel Tax Revenue, Series A (AGC), 5.00%, 1/01/38	4,000	4,006,120
City of Chicago Illinois, Refunding RB:
Sales Tax Revenue, Series A, 5.00%, 1/01/41	700	707,637
Second Lien (AGM), 5.25%, 11/01/33	2,549	2,601,687
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	1,859	1,880,824
Series B, 5.50%, 1/01/33	3,499	3,769,523
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	1,630	1,643,153
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42 (g)	2,000	1,779,480
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	12,247,721

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Build Illinois Bonds, Series B, 5.25%, 6/15/34 (g)	$1,130	$1,180,900

		29,817,045
Louisiana — 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	4,600	4,824,250
Massachusetts — 2.6%
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15 (c)	926	975,496
5.00%, 8/15/30	6,269	6,605,234

		7,580,730
Michigan — 1.3%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	3,700	3,662,334
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (g)	3,298	3,544,616
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,574	1,788,883

		5,333,499
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 6/15/36 (g)	1,580	1,641,116
New York — 4.2%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,165,961
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second General Resolution, Series CC, 5.00%, 6/15/47	4,920	5,046,985
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,005	1,124,344
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	3,500	3,530,170
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	1,200	1,298,256

		12,165,716
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	528,945
Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,040	996,601
South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/1/15 (c)	6,030	6,684,858
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (g)	1,125	1,207,069

		7,891,927
Texas — 5.3%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,032,848
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,620,072
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (g)	1,998	1,903,499
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,326,680
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (g)	1,400	1,470,406

		15,353,505
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	317,561

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
5.25%, 4/01/39 (g)	$3,250	$3,319,689
5.00%, 4/01/42	1,920	1,891,104

		5,210,793
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 54.8%		159,701,281
Total Long-Term Investments (Cost — $482,188,179) — 168.7%		491,341,913

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	1,725,754	1,725,754
Total Short-Term Securities (Cost — $1,725,754) — 0.6%		1,725,754
Total Investments (Cost — $483,913,933*) — 169.3%		493,067,667
Liabilities in Excess of Other Assets — (0.1%)		(230,104)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.2%)		(85,040,725)
VMTP Shares, at Liquidation Value — (40.0%)		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$291,296,838

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$401,325,009

Gross unrealized appreciation	$17,143,326
Gross unrealized depreciation	(10,412,758)

Net unrealized appreciation	$6,730,568

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$1,522,376	$657
Morgan Stanley & Co. LLC	989,820	5,720
Royal Bank of Canada	2,192,750	116,350

(e)	Variable rate security. Rate shown is as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $12,784,363.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	849,388	876,366	1,725,754	$229

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HDA	Housing Development Authority
	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
	EDA	Economic Development Authority	Radian	Radian Guaranty, Inc.
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	GARB	General Airport Revenue Bonds	Syncora	Syncora Guarantee
	GO	General Obligation Bonds

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$491,341,913	—	$491,341,913
Short-Term Securities	$1,725,754	—	—	1,725,754

Total	$1,725,754	$491,341,913	—	$493,067,667

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(8,703)	—	$(8,703)
TOB trust certificates	—	(85,012,090)	—	(85,012,090)
VMTP Shares	—	(116,500,000)	—	(116,500,000)

Total	—	$(201,520,793)	—	$(201,520,793)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 24, 2013